NMS
Nuveen Minnesota Quality Municipal Income Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 157.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 157.8% (100.0% of Total Investments)
	Education and Civic Organizations – 32.1% (20.3% of Total Investments)
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
$500	4.000%, 7/01/28	7/24 at 102.00	N/R	$537,400
50	5.000%, 7/01/36	7/24 at 102.00	N/R	54,615
250	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.250%, 7/01/40	7/25 at 100.00	BB+	280,203
570	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.750%, 8/01/44	8/22 at 102.00	BB+	598,990
750	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 5.250%, 8/01/43	8/27 at 102.00	BB+	864,435
100	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47	7/26 at 100.00	N/R	105,924
2,200	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BB	2,318,448
1,575	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	N/R	1,655,829
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A:
300	6.000%, 7/01/33	7/23 at 100.00	BB+	321,789
1,425	6.000%, 7/01/43	7/23 at 100.00	BB+	1,515,217
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2017:
750	5.000%, 5/01/37	5/27 at 100.00	BB+	849,360
2,000	5.000%, 5/01/47	5/27 at 100.00	BB+	2,236,660
1,580	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017, 4.000%, 3/01/42	3/27 at 100.00	Aa2	1,788,765
	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of Saint Scholastica, Inc, Refunding Series 2019:
500	4.000%, 12/01/34	12/29 at 100.00	Baa2	586,805
425	4.000%, 12/01/40	12/29 at 100.00	Baa2	491,249
305	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St Benedict, Series 2016-8K, 4.000%, 3/01/43	3/26 at 100.00	Baa1	328,988
600	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Refunding Series 2017, 4.000%, 3/01/48	3/27 at 100.00	Aa3	679,272

NMS	Nuveen Minnesota Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Refunidng Series 2021:
$180	3.000%, 3/01/40	3/31 at 100.00	Aa3	$198,533
165	3.000%, 3/01/43	3/31 at 100.00	Aa3	180,170
225	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/45	10/28 at 100.00	Baa1	267,408
250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Refunding Series 2021, 3.000%, 10/01/38	10/30 at 100.00	A2	275,220
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2021:
1,750	4.000%, 10/01/46	10/30 at 100.00	A1	2,076,760
100	4.000%, 10/01/50	10/30 at 100.00	A1	118,239
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2019:
750	5.000%, 10/01/33	10/29 at 100.00	A2	957,323
235	5.000%, 10/01/40	10/29 at 100.00	A2	295,035
705	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	BB-	739,341
450	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series 2004A, 5.500%, 12/01/33	12/21 at 100.00	BBB-	454,352
1,250	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Series 2019, 4.000%, 12/01/49	12/29 at 100.00	BBB-	1,416,650
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
360	5.300%, 7/01/45	7/25 at 100.00	BB	398,671
510	5.375%, 7/01/50	7/25 at 100.00	BB	565,192
1,680	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	BB	1,751,870
800	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33	12/22 at 100.00	BB+	830,232
390	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 4.625%, 3/01/43	3/23 at 100.00	BB	399,153
1,000	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	N/R	1,095,050
500	St Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2018, 5.125%, 12/01/49	12/26 at 102.00	BB+	568,265
1,000	University of Minnesota, General Obligation Bonds, Series 2020A, 5.000%, 11/01/42	11/30 at 100.00	Aa1	1,306,800
26,180	Total Education and Civic Organizations			29,108,213
	Health Care – 34.1% (21.7% of Total Investments)
250	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/32	3/26 at 100.00	N/R	266,052

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$180	City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2017, 5.000%, 4/01/41	4/27 at 100.00	BBB	$203,695
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
700	5.000%, 2/15/43	2/28 at 100.00	A-	846,524
3,000	5.000%, 2/15/48	2/28 at 100.00	A-	3,607,050
2,750	5.000%, 2/15/53	2/28 at 100.00	A-	3,296,700
510	5.000%, 2/15/58	2/28 at 100.00	A-	610,358
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series 2021A:
200	4.000%, 6/15/33	6/31 at 100.00	BBB-	238,052
430	3.000%, 6/15/44	6/31 at 100.00	BBB-	443,786
	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
400	4.000%, 4/01/27	4/22 at 100.00	BBB	406,584
230	4.000%, 4/01/31	4/22 at 100.00	BBB	232,686
500	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 4.000%, 9/01/35	9/25 at 100.00	Baa1	547,515
	Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North Memorial Health Care, Series 2017:
200	5.000%, 5/01/31	5/27 at 100.00	Baa1	241,010
165	5.000%, 5/01/32	5/27 at 100.00	Baa1	198,335
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
265	4.000%, 11/15/40	11/25 at 100.00	A+	295,494
1,000	5.000%, 11/15/44	11/25 at 100.00	A+	1,160,290
	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2018A:
1,500	4.000%, 11/15/48	11/28 at 100.00	A+	1,708,035
1,500	5.000%, 11/15/49	11/28 at 100.00	A+	1,835,160
710	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding Series 2013A, 4.400%, 12/01/33	9/21 at 100.00	N/R	669,949
	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Series 2013C:
240	4.500%, 12/01/25	9/21 at 100.00	N/R	240,036
190	4.750%, 12/01/27	9/21 at 100.00	N/R	190,000
160	5.000%, 12/01/28	9/21 at 100.00	N/R	160,016
310	5.400%, 12/01/33	9/21 at 100.00	N/R	310,065
915	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2018A, 4.000%, 11/15/48	5/28 at 100.00	AA	1,054,785
720	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2016A, 4.000%, 5/01/37	5/26 at 100.00	AA-	809,834

NMS	Nuveen Minnesota Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Series 2019:
$500	5.000%, 5/01/48	5/29 at 100.00	AA-	$616,140
750	4.000%, 5/01/49	5/29 at 100.00	AA-	859,425
4,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 4.000%, 7/01/35	7/25 at 100.00	A	4,420,320
	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A:
245	4.000%, 11/15/36	11/27 at 100.00	A+	283,063
240	4.000%, 11/15/37	11/27 at 100.00	A+	276,665
2,170	4.000%, 11/15/43	11/27 at 100.00	A+	2,489,359
1,000	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	10/21 at 100.00	N/R	1,001,330
	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
765	4.000%, 9/01/31	9/24 at 100.00	A	809,515
630	5.000%, 9/01/34	9/24 at 100.00	A	682,498
27,325	Total Health Care			31,010,326
	Housing/Multifamily – 1.8% (1.2% of Total Investments)
1,670	Coon Rapids, Minnesota, Multifamily Housing Revenue Bonds, Tralee Terrace Apartments Project, Series 2010, 4.500%, 6/01/26	9/21 at 100.00	Aaa	1,674,776
	Housing/Single Family – 0.7% (0.4% of Total Investments)
9	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (AMT)	9/21 at 100.00	AA+	9,108
55	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2013C, 3.900%, 7/01/43	1/23 at 100.00	AA+	56,176
20	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C, 3.500%, 1/01/32	7/24 at 100.00	AA+	20,788
10	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	10,405
35	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2017A, 3.200%, 7/01/30 (AMT)	1/27 at 100.00	AA+	35,273
480	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I, 1.700%, 1/01/31	1/30 at 100.00	AA+	486,019
609	Total Housing/Single Family			617,769
	Industrials – 5.2% (3.3% of Total Investments)
	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2013-1:
1,400	4.500%, 6/01/33	12/21 at 100.00	A+	1,413,062
600	4.750%, 6/01/39	12/21 at 100.00	A+	605,628

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
$2,650	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	BBB-	$2,702,364
4,650	Total Industrials			4,721,054
	Long-Term Care – 12.7% (8.0% of Total Investments)
805	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc Project, Series 2014, 5.125%, 11/01/49	11/24 at 100.00	N/R	850,990
380	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 4.000%, 11/01/39	11/24 at 100.00	Baa1	406,839
875	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc, Refunding Series 2013, 5.200%, 3/01/43	9/21 at 100.00	N/R	875,446
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
175	5.250%, 1/01/40	1/23 at 100.00	N/R	175,476
850	5.250%, 1/01/46	1/23 at 100.00	N/R	850,306
500	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 5.000%, 8/01/51, 144A	8/22 at 100.00	N/R	510,890
1,350	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012, 4.750%, 11/15/28	11/22 at 100.00	N/R	1,363,122
750	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen, Abiitan Mill City Project, Series 2015, 5.250%, 11/01/45	5/23 at 100.00	N/R	762,000
500	Rochester, Minnesota, Health Care and Housing Revenue Bonds, Samaritan Bethany, Inc Project, Refunding Series 2017A, 5.000%, 8/01/48	8/25 at 100.00	N/R	527,945
215	Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds, Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55	7/24 at 102.00	N/R	220,827
1,300	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 4.900%, 6/01/49	6/26 at 100.00	N/R	1,335,893
500	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013, 5.125%, 5/01/48	5/23 at 100.00	N/R	503,725
991	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revneue Bonds, Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33	10/21 at 100.00	N/R	998,520
100	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 5.150%, 11/01/42	10/21 at 100.00	N/R	100,096
	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017:
500	4.125%, 9/01/34	9/24 at 100.00	N/R	527,765
350	4.125%, 9/01/35	9/24 at 100.00	N/R	369,124
585	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	590,990
500	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019, 5.000%, 8/01/49	8/24 at 102.00	N/R	539,780
11,226	Total Long-Term Care			11,509,734

NMS	Nuveen Minnesota Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 26.1% (16.6% of Total Investments)
$1,000	Bloomington Independent School District 271, Hennepin County, Minnesota, General Obligation Bonds, Facilities Maintenance, Series 2017A, 4.000%, 2/01/40	2/27 at 100.00	AAA	$1,128,690
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2018D:
1,015	4.000%, 2/01/38	2/27 at 100.00	AAA	1,154,887
1,055	4.000%, 2/01/39	2/27 at 100.00	AAA	1,198,364
	Brainerd Independent School District 181, Crow Wing County, Minnesota, General Obligation Bonds, School Building Series 2018A:
500	4.000%, 2/01/38	2/27 at 100.00	AAA	568,910
1,000	4.000%, 2/01/42	2/27 at 100.00	AAA	1,130,190
1,020	Brooklyn Center Independent School District 286, Minnesota, General Obligation Bonds, Series 2018A, 4.000%, 2/01/43	2/27 at 100.00	Aa2	1,151,233
300	Circle Pines Independent School District 12, Centennial, Minnesota, General Obligation Bonds, School Building Series 2015A, 0.000%, 2/01/35	2/25 at 67.23	AAA	191,604
1,000	Cloquet Independent School District 94, Carlton and Sant Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36	2/25 at 100.00	Aa2	1,099,440
540	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%, 2/01/33	2/28 at 89.86	Aa2	421,945
500	Forest Lake, Washington County, Minnesota, General Obligation Bonds, Series 2019A, 4.000%, 2/01/32	2/29 at 100.00	AA+	601,045
2,000	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	2,265,960
345	Lake Crystal, Minnesota, General Obligation Bonds, Series 2019A, 3.000%, 12/15/33	12/27 at 100.00	AA	381,315
500	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2017B, 4.000%, 2/01/36	2/28 at 100.00	AAA	585,235
1,345	Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various Purpose Series 2018, 4.000%, 12/01/40	12/26 at 100.00	AAA	1,545,930
2,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2018B, 4.000%, 8/01/31	8/28 at 100.00	AAA	2,406,460
600	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/43	2/28 at 100.00	Aa2	644,346
1,000	Richfield Independent School District 280, Hennepin County, Minnesota, General Obligation Bonds, School Buildings Series 2018A, 4.000%, 2/01/40	2/27 at 100.00	AAA	1,128,690
1,000	Roseville Independent School District 623, Ramsey County, Minnesota, General Obligation Bonds, Series 1994, 4.000%, 2/01/37	2/27 at 100.00	Aa2	1,131,290
1,000	Saint James Independent School District 840, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45	2/26 at 100.00	AAA	1,102,820
1,000	Sartell Independent School District 748, Stearns County, Minnesota, General Obligation Bonds, School Building Capital Appreciation Series 2016B, 0.000%, 2/01/39	2/25 at 62.98	Aa2	589,250
1,500	Sibley East Independent School District 2310, Sibley, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40	2/25 at 100.00	Aa2	1,641,915
500	West Saint Paul-Mendota Heights-Eagan Independent School District 197, Dakota County, Minnesota, General Obligation Bonds, School Buidling Series 2018A, 4.000%, 2/01/39	2/27 at 100.00	AAA	572,160

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, School Building Series 2020A, 3.000%, 2/01/42	2/28 at 100.00	AAA	$1,082,600
21,720	Total Tax Obligation/General			23,724,279
	Tax Obligation/Limited – 14.2% (9.0% of Total Investments)
	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Series 2021A:
270	3.000%, 2/01/32	2/29 at 100.00	A2	297,221
150	3.000%, 2/01/35	2/29 at 100.00	A2	161,245
1,000	Anoka-Hennepin Independent School District 11, Minnesota, Certificates of ParticIpation, Series 2015A, 4.000%, 2/01/41	2/23 at 100.00	A+	1,043,550
	Chaska Independent School District 112, Carver County, Minnesota, Certificates of Participation, Series 2021A:
345	3.000%, 2/01/34	2/30 at 100.00	Aa3	383,478
200	3.000%, 2/01/36	2/30 at 100.00	Aa3	220,502
425	3.000%, 2/01/38	2/30 at 100.00	Aa3	464,954
125	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015, 4.000%, 3/01/30	3/23 at 100.00	N/R	128,018
500	Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower Project, Series 2015, 5.000%, 3/01/29	3/24 at 100.00	N/R	526,760
375	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2016C, 4.000%, 8/01/35	8/25 at 100.00	AA+	418,264
200	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2017A, 4.000%, 8/01/35	8/27 at 100.00	AA+	231,410
500	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2018D, 4.000%, 8/01/39	8/28 at 100.00	AA+	580,880
2,230	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.000%, 8/01/31	10/21 at 100.00	AA+	2,238,875
1,000	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015A, 3.750%, 2/01/36	2/25 at 100.00	A1	1,063,320
750	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42	2/25 at 100.00	A1	803,407
	Saint Cloud Independent School District 742, Stearns County, Minnesota, Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A:
145	5.000%, 2/01/32	2/25 at 100.00	A1	165,686
500	4.000%, 2/01/38	2/25 at 100.00	A1	533,835
	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B:
455	4.875%, 4/01/30	4/23 at 100.00	N/R	466,289
895	5.250%, 4/01/43	4/23 at 100.00	N/R	910,833
1,150	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2019B, 4.000%, 2/01/31	2/29 at 100.00	AAA	1,390,982
800	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 3.750%, 11/01/33	11/24 at 100.00	A+	848,320
12,015	Total Tax Obligation/Limited			12,877,829

NMS	Nuveen Minnesota Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 6.2% (3.9% of Total Investments)
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019A:
$500	5.000%, 1/01/44	7/29 at 100.00	A+	$622,330
480	5.000%, 1/01/49	7/29 at 100.00	A+	595,603
2,000	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B, 5.000%, 1/01/49 (AMT)	7/29 at 100.00	A+	2,470,120
1,600	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/46	1/27 at 100.00	AA-	1,924,448
4,580	Total Transportation			5,612,501
	U.S. Guaranteed – 10.4% (6.6% of Total Investments) (4)
1,600	Duluth Independent School District 709, Minnesota, Certificates of Participation, Capital Appreciation Series 2012A, 0.000%, 2/01/28 (Pre-refunded 2/01/22) – AGM Insured	2/22 at 77.70	Aa2	1,242,048
	Hermantown Independent School District 700, Minnesota, General Obligation Bonds, School Building Series 2015A:
940	0.000%, 2/01/37 (Pre-refunded 2/01/24)	2/24 at 56.07	Aa2	523,025
1,075	0.000%, 2/01/38 (Pre-refunded 2/01/24)	2/24 at 53.49	Aa2	570,546
1,500	Mankato Independent School District 77, Nicollet and Le Sueur Counties, Minnesota, General Obligation Bonds, School Building Series 2014A, 4.000%, 2/01/30 (Pre-refunded 2/01/24)	2/24 at 100.00	AAA	1,636,125
295	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck, Saint Mary's School Project, Series 2015, 5.000%, 8/01/22 (ETM), 144A	No Opt. Call	BB	307,921
580	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A, 5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R	690,809
1,970	Wayzata Independent School District 284, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2014A, 3.500%, 2/01/31 (Pre-refunded 2/01/23)	2/23 at 100.00	AAA	2,062,885
	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A:
1,000	4.000%, 1/01/40 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,089,530
1,200	5.000%, 1/01/46 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3	1,335,348
10,160	Total U.S. Guaranteed			9,458,237
	Utilities – 14.3% (9.0% of Total Investments)
415	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	469,075
30	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	36,782
500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A, 4.000%, 10/01/33	10/24 at 100.00	A1	545,010
965	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016, 5.000%, 10/01/35	10/26 at 100.00	A1	1,166,868
1,200	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/47	12/26 at 100.00	AA	1,424,316

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$500	Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series 2017-3, 4.000%, 10/01/42	10/27 at 100.00	A-	$555,830
	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
1,100	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	A+	1,095,325
3,070	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A+	3,034,265
100	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	A+	96,343
3,700	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2018A, 5.000%, 1/01/49	7/28 at 100.00	Aa3	4,529,207
11,580	Total Utilities			12,953,021
$131,715	Total Long-Term Investments (cost $132,770,652)			143,267,739
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (58.1)% (5)			(52,762,229)
	Other Assets Less Liabilities – 0.3%			264,077
	Net Asset Applicable to Common Shares – 100%			$90,769,587
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$143,267,739	$ —	$143,267,739

NMS	Nuveen Minnesota Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 36.8%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity